Exhibit 99.1

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	June 2015
Distribution Date	7/15/2015
Transaction Month	30
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 15, 2012
Closing Date:	January 30, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:		$1,532,687,217.90

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%		February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%		December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%		July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%		September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%		September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%		June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$169,922,397.00	0.4026597	$143,430,111.37	0.3398818	$26,492,285.63
Class A-4 Notes	$163,200,000.00	1.0000000	$163,200,000.00	1.0000000	$-
Class B Notes	$28,350,000.00	1.0000000	$28,350,000.00	1.0000000	$-
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$405,152,397.00	0.2722378	$378,660,111.37	0.2544366	$26,492,285.63

Weighted Avg. Coupon (WAC)	4.01%		4.03%
Weighted Avg. Remaining Maturity (WARM)	32.58		31.84
Pool Receivables Balance	$440,201,706.72		$413,393,680.06
Remaining Number of Receivables	45,531		43,838

Adjusted Pool Balance	$435,806,141.36		$409,313,855.73

III. COLLECTIONS

Principal:
Principal Collections	$26,132,269.38
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$360,547.15
Total Principal Collections	$26,492,816.53

Interest:
Interest Collections	$1,461,853.63
Late Fees & Other Charges	$49,140.53
Interest on Repurchase Principal	$-
Total Interest Collections	$1,510,994.16

Collection Account Interest	$216.03
Reserve Account Interest	$32.55
Servicer Advances	$-

Total Collections	$28,004,059.27

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	June 2015
Distribution Date	7/15/2015
Transaction Month	30
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$28,004,059.27
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$28,004,059.27

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$366,834.76		$366,834.76	$366,834.76
Collection Account Interest					$216.03
Late Fees & Other Charges					$49,140.53
Total due to Servicer					$416,191.32

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$79,297.12		$79,297.12
Class A-4 Notes		$102,000.00		$102,000.00

Total Class A interest:		$181,297.12		$181,297.12	$181,297.12

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$26,696.25		$26,696.25	$26,696.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

Available Funds Remaining:					$27,330,734.58

7. Regular Principal Distribution Amount:					$26,492,285.63

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$26,492,285.63
Class A-4 Notes				$-
Class A Notes Total:		$26,492,285.63		$26,492,285.63
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$26,492,285.63		$26,492,285.63

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					838,448.95

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$4,395,565.36
Beginning Period Amount	$4,395,565.36
Current Period Amortization	$315,741.03
Ending Period Required Amount	$4,079,824.33
Ending Period Amount	$4,079,824.33
Next Distribution Date Amount	$3,785,053.98

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$30,653,744.36	$30,653,744.36	$30,653,744.36
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	7.03%	7.49%	7.49%

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	June 2015
Distribution Date	7/15/2015
Transaction Month	30
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.58%	43,214	98.02%	$405,217,228.16
30 - 60 Days	1.12%	493	1.56%	$6,431,341.17
61 - 90 Days	0.26%	112	0.36%	$1,496,194.06
91 + Days	0.04%	19	0.06%	$248,916.67
		43,838		$413,393,680.06
Total
Delinquent Receivables 61 + days past due	0.30%	131	0.42%	$1,745,110.73
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.30%	135	0.42%	$1,839,016.21
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.27%	129	0.39%	$1,822,714.69
Three-Month Average Delinquency Ratio	0.29%		0.41%

Repossession in Current Period		45		$606,263.48
Repossession Inventory		93		$381,533.72

Charge-Offs
Gross Principal of Charge-Off for Current Period				$675,757.29
Recoveries				$(360,547.15)
Net Charge-offs for Current Period				$315,210.14

Beginning Pool Balance for Current Period				$440,201,706.72

Net Loss Ratio				0.86%
Net Loss Ratio for 1st Preceding Collection Period				-0.01%
Net Loss Ratio for 2nd Preceding Collection Period				0.66%
Three-Month Average Net Loss Ratio for Current Period				0.50%

Cumulative Net Losses for All Periods				$11,865,914.20
Cumulative Net Losses as a % of Initial Pool Balance				0.76%

Principal Balance of Extensions				$1,942,898.42
Number of Extensions				135